Staff costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Compensation costs
Upfront bonus charge	£ 824	£ 476
Deferred bonus charge	262	269
Other incentives	6	4
Performance costs	1,092	749
Salaries	2,117	2,153
Social security costs	336	317
Post-retirement benefits	275	268
Other compensation costs	223	254
Total compensation costs	4,043	3,741
Other resourcing costs
Outsourcing	171	175
Redundancy and restructuring	23	39
Temporary staff costs	55	58
Other	42	40
Total other resourcing costs	291	312
Total staff costs	£ 4,334	£ 4,053
Barclays Group compensation costs as a % of total income	35.70%	32.20%
Share-based payment arrangements | Fair value | Forward contract [member]
Other resourcing costs
Financial instruments designated as hedging instruments, at fair value	£ 158